Schedule of gain (loss) on sale of assets (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Dec. 31, 2023	[1]	Dec. 31, 2022	[1]	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development			$ 26		$ 30	$ (13)	$ 769
ISS joint venture [member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development							7,848
Australia solar projects [member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development					30	23	(165)
Discontinued Solar Development Projects In Iss Joint Venture [Member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development							(6,950)
Other Gains Losses [Member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development						$ (36)	$ 36

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.